Real estate properties development completed and under development (Tables)	12 Months Ended
Dec. 31, 2022
Real estate properties development completed and under development
Schedule of components of real estate properties development completed and under development

	December 31,	December 31,
	2021	2022
	US$	US$
Real estate properties development completed	500,875,235	830,840,167
Real estate properties under development	2,368,747,467	2,446,216,486
Total real estate properties development completed and under development	2,869,622,702	3,277,056,653